ORGANIZATION AND BUSINESS BACKGROUND (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF COMPANY AND ITS SUBSIDIARIES AND CONSOLIDATED ENTITIES

The Company and its consolidated subsidiaries as of March 31, 2026 are as follows:

Company Name	Date of Incorporation	Place of Incorporation	Ownership Interest	Principal Activities
AMC Robotics Corporation (F/K/A AlphaVest Acquisition Corp.)	January 14, 2022	Delaware, USA	-	Public holding company
AMC Corporation	October 21, 2021	Washington, USA	100%	Sale of security camera products
AMCV Company Limited	January 5, 2026	Vietnam	100%	Manufacturing and operational support

The Company and its subsidiaries and consolidated entities as of December 31, 2025 are as follows:

Company Name	Date of Incorporation	Place of Incorporation	Ownership Interest	Principal Activities
AMC Robotics Corporation (F/K/A AlphaVest Acquisition Corp.)	January 14, 2022	Delaware, USA	—	Public holding company
AMC Corporation	October 21, 2021	Washington, USA	100%	Sale of security camera products
Shanghai Xiaoyun Technology Limited	July 16, 2020	China	VIE (1)	E-commerce platform account holding
Kunshan Yishijue Technology Limited	January 11, 2021	China	VIE (1)	E-commerce platform account holding

(1)	The Company was the primary beneficiary and historically consolidated these entities as Variable Interest Entities (“VIEs”), as defined in ASC 810 as entities in which equity investors lack a controlling financial interest, but terminated the contractual arrangements with Shanghai Xiaoyun Technology Limited and Kunshan Yishijue Technology Limited on December 1, 2025 and, accordingly, deconsolidated these entities as of that date.